Deferred Revenue	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Deferred Revenue
34.	DEFERRED REVENUE

Deferred revenue mainly represents the unused portion of subscriber points and the unamortized portion of government grants.

	2016	2017
Balance at beginning of the year	2,399	3,367
Additions for the year
- subscriber points	287	813
- government grants	1,199	513
- others	11	36

	1,497	1,362
Reductions for the year
- usage of subscriber points	(247)	(703)
-recognition of government grants in profit or loss and other reductions	(100)	(507)
- others	(182)	(149)

	(529)	(1,359)

Balance at end of the year	3,367	3,370

Representing:
- current portion	369	350
- non-current portion	2,998	3,020

	3,367	3,370